Expense Example, No Redemption - AAM Todd International Intrinsic Value ETF - AAM Todd International Intrinsic Value ETF Class	Jul. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 55
Expense Example, No Redemption, 3 Years	$ 173